UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
 COMPANY


                  Investment Company Act file number: 811-02201

              Name of Registrant: 1838 Bond-Debenture Trading Fund

             Address of Registrant: 2701 Renaissance Blvd., 4th Fl.,
                            King of Prussia, PA 19482

           Name and address of agent for service: Anna M. Bencrowsky,
                        2701 Renaissance Blvd., 4th Fl.,
                            King of Prussia, PA 19482

                           Copies to: John McDonnell,
                        2701 Renaissance Blvd., 4th Fl.,
                            King of Prussia, PA 19482

       Registrant's telephone number, including area code: (484) 322-4300

                        Date of fiscal year end: March 31

             Date of reporting period: July 1, 2003 - June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss. ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.






ITEM 1: Proxy Voting Record

The Fund held no voting securities during the period covered by this report. No records are attached.

                                   Signatures


            Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1838 Bond-Debenture Trading Fund

BY: /s/ Anna M. Bencrowsky
    ----------------------
    Anna M. Bencrowsky
    Secretary

Date: August 30, 2004